Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies
Basis of presentation

a.Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

b.Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiaries, through the Contractual Arrangements, bear the risks of, and enjoy the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

Reclassifications

c.Reclassifications

Certain amounts presented in the consolidated financial statements of 2016 and 2017 have been reclassified to conform to the current period presentation to facilitate comparison, including the addition of restricted cash to cash and cash equivalents in the Group’s Consolidated Statements of Cash Flows as a result of the adoption of new accounting guidance.

Non-controlling interests

d.Non-controlling interests

For the Company's consolidated subsidiaries, VIEs and VIEs' subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group's Consolidated Balance Sheets and have been separately disclosed in the Group's Consolidated Statements of Operations and Comprehensive Income/(Loss) to distinguish the interests from that of the Company.

Use of estimates

e.Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates are used for, but not limited to, sales returns, vendor and customer incentives, the valuation and recognition of share-based compensation arrangements, taxation, fair value of assets and liabilities acquired in business combinations, fair value of certain equity investees, assessment for impairment of long-lived assets, investment in equity investees, investment securities, intangible assets and goodwill, allowance for doubtful accounts, inventory reserve for excess and obsolete inventories, lower of cost and net realizable value of inventories, depreciable lives of property, equipment and software, useful lives of intangible assets and redemption value of the redeemable preferred shares. Actual results may differ materially from those estimates.

Foreign currency translation

f.Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands, BVI, Hong Kong, Singapore and the United States of America is U.S. dollars (“US$”). The Group’s PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries determined their functional currency to be RMB. The Group’s entities incorporated in the Republic of Indonesia, Japan, France, Australia and other jurisdictions generally use their respective local currencies as their functional currencies. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of others, net in the Consolidated Statements of Operations and Comprehensive Income/(Loss). Total exchange gains/(losses) were a loss of RMB143,125, a gain of  RMB213,482 and a loss of  RMB192,491 for the years ended December 31, 2016, 2017 and 2018, respectively.

The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. Total foreign currency translation adjustments to the Group’s other comprehensive income/(loss) were a gain of RMB943,616, a loss of RMB822,052 and a gain of RMB2,696,784 for the years ended December 31, 2016, 2017 and 2018, respectively.

Convenience translation

g.Convenience translation

Translations of the Consolidated Balance Sheets, the Consolidated Statements of Operations and Comprehensive Income/(Loss) and the Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Cash and cash equivalents

h.Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, money market fund investments, time deposits, as well as highly liquid investments, some of which are subject to certain penalty as to early withdrawal, which have original maturities of three months or less.

Restricted cash

i.Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Consolidated Balance Sheets, and is included in the total cash, cash equivalents, and restricted cash in the Consolidated Statements of Cash Flows. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee.

Short-term investments

j.Short-term investments

Short-term investments include wealth management products, which are certain deposits with variable interest rates or principal not-guaranteed with certain financial institutions. For equity classified securities, the investments are recorded at fair market value with fair value change gains or losses recorded in interest income in the Consolidated Statements of Operations and Comprehensive Income/(Loss). The Company also holds debt classified securities, and such investments are recorded as available-for-sale debt securities and held-to-maturity securities.

In addition, short-term investments are also comprised of time deposits placed with banks with original maturities longer than three months but less than one year.

Accounts receivable, net

k.Accounts receivable, net

Accounts receivable, net mainly represent amounts due from customers and online payment channels and are recorded net of allowance for doubtful accounts.

When the consumer financing services are provided to the qualified customers in the online direct sales business, such consumer financing receivables are recorded as accounts receivable. Due to the legacy contractual arrangements in relation to the consumer financing business, the Group remained as the legal owner of the consumer financing receivables, where JD Digits performs the related credit assessment.

JD Digits agreed to purchases the consumer financing receivables past due over certain agreed period of time from the Group at carrying values to absorb the risks, no allowance for doubtful accounts in relation to accounts receivable arising from the consumer financing business were provided. The Group periodically securitizes consumer financing receivables through the transfer of those assets to securitization vehicles, please refer to Note 2(v).

Other than the accounts receivable arising from the consumer financing business, the Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the payment history, creditworthiness and financial conditions of the customers and industry trend, to determine the allowance percentage for the overdue balances by age. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable are likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted.

The accounts receivable with the collection period over one year are classified into other non-current assets in the Consolidated Balance Sheets.

Inventories, net

l.Inventories, net

Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased, but has arrangements to return unsold goods with certain vendors. Write downs are recorded in cost of revenues in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

The Group also provides fulfillment-related services in connection with the Group’s online marketplace. Third-party sellers maintain ownership of their inventories and therefore these products are not included in the Group’s inventories.

Loan receivables, net

m.Loan receivables, net

Loan receivables represent the consumer financing business made to qualified individual customers who are the end user in the online marketplace business. Due to the legacy contractual arrangements in relation to the consumer finance business, the Group remained as the legal owner of the consumer financing receivables, including such loan receivables, where JD Digits performs the related credit assessment. The loan periods extended by the Group to the individual customers mainly range from 1 month to 24 months. The loan receivables are measured at amortized cost and reported in the Consolidated Balance Sheets at outstanding principal adjusted for doubtful account. The accrued interests are also included in the loan receivable balance, which was immaterial. JD Digits agreed to purchase the receivables past due over certain agreed period of time from the Group at carrying values to absorb the risks, hence no provision for the doubtful account was recorded for the years ended December 31, 2017 and 2018. As of December 31, 2017 and 2018, the loan receivables with the collection period over one year with the amount of RMB243,624 and RMB105,455 were classified into other non-current assets in the Consolidated Balance Sheets. The Group periodically securitizes loan receivables arising from its consumer financing businesses through the transfer of those assets to securitization vehicles, please refer to Note 2(v).

Property, equipment and software, net

n.Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Office equipment	5 years
Vehicles	5 years
Logistic and warehouse equipment	5-10 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term
Software	3-5 years
Building	40 years
Building improvement	5-10 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

Construction in progress

o.Construction in progress

Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2017 and 2018, the balances of construction in progress were  RMB3,196,516 and RMB6,553,712, which were primarily relating to the construction of office buildings and warehouses.

Land use rights, net

p.Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 34 to 70 years and represent the shorter of the estimated usage periods or the terms of the agreements.

Intangible assets, net

q.Intangible assets, net

Intangible assets purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated economic useful lives of the assets.

The estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Strategic Cooperation	5 years
Non-compete	5-8 years
Technology	2-7 years
Domain names and trademarks	5-20 years
Others	2-10 years

Goodwill

r.Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on "Testing of Goodwill for Impairment," a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Investment in equity investees

s.Investment in equity investees

Investment in equity investees represents the Group’s investments in privately held companies, publicly traded companies and private equity funds. The Group applies the equity method of accounting to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 “Investment—Equity Method and Joint Ventures”, over which it has significant influence but does not own a majority equity interest or otherwise control.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investees are recorded in share of results of equity investees in the Consolidated Statements of Operations and Comprehensive Income/(Loss) and its share of post-acquisition movements are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. The Group records its share of the results of equity investments in publicly listed companies and certain privately held companies on one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee.

The Group continually reviews its investment in equity investees under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Private equity funds pursue various investment strategies, including event driven and multi-strategy. Investments in private equity generally are not redeemable due to the closed-ended nature of these funds. Beginning on January 1, 2018, these private equity funds, over which the Group does not have the ability to exercise significant influence, are accounted for under the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”).

Beginning on January 1, 2018, the Group’s equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of Accounting Standards Update (“ASU”) 2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in others, net in the Consolidated Statements of Operations and Comprehensive Income/(Loss). The Group makes assessment of whether an investment is impaired at each reporting date, and recognizes an impairment loss equal to the difference between the carrying value and fair value in others, net in the Consolidated Statements of Operations and Comprehensive Income/(Loss) if there is any. Prior to January 1, 2018, the cost method of accounting was used.

Investment securities

t.Investment securities

The Group invests in marketable equity securities to meet business objectives. Beginning on January 1, 2018, these marketable securities  are classified as investments with readily determinable fair values, which are reported at fair value in the Consolidated Balance Sheets, the unrealized gains and losses on equity securities are recorded in others, net in the Consolidated Statements of Operations and Comprehensive Income/(Loss) upon the adoption of ASU 2016-01. Prior to January 1, 2018, the unrealized gains and losses on marketable securities were recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity, net of income taxes.

Impairment of long-lived assets

u.Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Nonrecourse securitization debt and transfer of financial assets

v.Nonrecourse securitization debt and transfer of financial assets

The Group periodically securitizes accounts receivable and loan receivables arising from its consumer financing businesses through the transfer of those assets to securitization vehicles. The securitization vehicles then issue debt securities to third-party investors and JD Digits, collateralized by the transferred assets. The asset-backed debt securities issued by the securitization vehicles are nonrecourse to the Group and are payable only out of collections on their respective underlying collateralized assets.

The securitization vehicles are considered variable interest entities pursuant to ASC 810. The Group will consolidate the securitization vehicles when economic interests are retained in the form of subordinated interests, and acting as the servicer of securitization vehicles. Accordingly, the Group are precluded from recording the related transfers of assets in securitization transactions as sales. Asset-backed debt securities issued by the consolidated securitization vehicles are accounted for as the financing type transactions.

The Group will not consolidate the securitization vehicles when no economic interests are retained by the Group, and the Group has no continuing involvements, including the servicer of the securitization vehicles. Transfers are accounted for as sale and corresponding transferred accounts receivables are de-recognized in the Consolidated Balance Sheets pursuant to ASC 860 only if they meet all of the three criteria: (i) the transferred financial assets have been isolated from the transferor and its creditor, (ii) each transferee has the right to pledge or exchange the transferred assets, or the transferor have no continuing involvement with the transferred financial assets, and (iii) the transferor do not maintain effective control over the transferred financial assets or third-party beneficial interests related to those transferred assets. Otherwise, the transfer of the assets will be accounted for as a financing type transaction if the conditions in ASC 860-10-40-5 were not met. The under common control relationship of the transferor and transferee should be ignored when applying ASC 860, as long as the transferee will not be consolidated by the transferor.

Due to the Group’s continuing involvement right in securitization vehicles prior to October 2017, the Group cannot derecognize the existing receivables through the transfer of the receivables to securitization vehicles. The proceeds from the financing type transactions are reported as current and non-current nonrecourse securitization debt in the Consolidated Balance Sheets based on their respective expected repayment dates pursuant to ASC 860. While the contractual maturities of the asset-backed debt securities are from 2018 to 2019, the securities are repaid as collections on the underlying collateralized assets occur. As of December 31, 2017 and 2018, the collateralized accounts receivable were RMB11,701,973 and RMB3,116,309, respectively, and the collateralized loan receivables were RMB4,512,764 and RMB1,281,361, respectively. The weighted average interest rate for the outstanding nonrecourse securitization debt as of December 31, 2017 and 2018 was approximately 5.33% and 5.81% per annum, respectively. The interest expenses in relation to the nonrecourse securitization debt were charged back to JD Digits.

Beginning October 2017, the Group revised certain structural arrangements to relinquish its continuing involvement right when setting up the new securitization vehicles. In 2018, RMB17,500,000 (2017: RMB8,000,000) consumer credit receivables financial assets were derecognized through the sales type arrangements, including accounts receivable of RMB12,632,342 (2017: RMB5,693,223) and loan receivables of RMB4,867,658 (2017: RMB2,306,777). Proceeds from the derecognition were RMB17,500,000 (2016:Nil, 2017: RMB8,000,000), and JD Digits acted as the servicer and purchased the subordinate tranche of the securitization vehicles in these transactions. The investors, including JD Digits, have no recourse to the Group when the underlying consumers fail to pay amounts contractually on due. The gain/loss recorded upon the sale accounting was immaterial in 2017 and 2018.

Unsecured senior notes and long-term borrowings

w.Unsecured senior notes and long-term borrowings

Unsecured senior notes are recognized initially at fair value, net of debt discounts or premiums and debt issuance costs. Debt discount or premium and debt issuance costs are recorded as a reduction of the principal amount and the related accretion is recorded as interest expense in the Consolidated Statements of Operations and Comprehensive Income/(Loss) over the maturities of the notes using the effective interest method.

Long-term borrowings are recognized at carrying amount. Interest expense is accrued over the estimated term of the facilities and recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

Fair value

x.Fair value

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group measures certain financial assets, including the investments under the Measurement Alternative and equity method on other-than-temporary basis, intangible assets, goodwill and fixed assets at fair value when an impairment charge is recognized.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue

y.Revenue

The Group through its websites mainly www.jd.com and mobile apps, engages primarily in the sale of electronics and home appliance products and general merchandise products sourced from manufacturers, distributors and publishers in China on the internet, and offers an online marketplace that enables third-party sellers to sell their products to consumers. The Group provides logistics services to third parties, including third-party sellers on its online marketplace and merchants that do not sell products on its online marketplace through JD Logistics. The Group also offered financial services to its suppliers, third-party sellers and qualified individual customers, and the finance business was deconsolidated from the Group since June 30, 2017 as a result of the reorganization of JD Digits (Note 6). Customers place their orders for products or services online primarily through the Group’s websites and mobile apps. Payment for the purchased products or services is generally made either before delivery or upon delivery.

The Group adopted ASC topic 606, Revenue from Contracts with Customers ("ASC 606"), from January 1, 2018, using the modified retrospective transition method. Revenues for the year ended December 31, 2018 were presented under ASC 606, and revenues for the years ended December 31, 2017 and 2016 were not adjusted and continue to be presented under ASC topic 605, Revenue Recognition ("ASC 605"). The Group's revenue recognition policies effective on the adoption date of ASC 606 are presented as below.

Consistent with the criteria of ASC 606, the Group recognizes revenues when the Group satisfies a performance obligation by transferring a promised good or service (that is, an asset) to a customer. An asset is transferred when the customer obtains control of that asset.

In accordance with ASC 606, the Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group is a principal, that the Group obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Group is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, revenues should be recognized in the net amount for the amount of commission which the Group earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenue is recorded net of value-added taxes.

The Group recognizes revenue net of discounts and return allowances when the products are delivered and title passes to customers. Significant judgement is required to estimate return allowances. For online direct sales business with return conditions, the Group reasonably estimate the possibility of return based on the historical experience, changes in judgments on these assumptions and estimates could materially impact the amount of net revenues recognized. As of December 31, 2018, liabilities for return allowances was RMB363,191, included in “Accrued expenses and other current liabilities”. The rights to recover products from customers associated with the Group’s liabilities for return allowances are the Group’s assets, which was RMB381,165 as of December 31, 2018, and included in “Prepayments and other current assets”.

The Group also sells prepaid cards which can be redeemed to purchase products sold on the website www.jd.com and mobile apps. In accordance with ASC 606, the cash collected from the sales of prepaid cards is initially recorded in advance from customers in the Consolidated Balance Sheets and subsequently recognized as revenues upon the sales of the respective products through redemption of prepaid cards are completed. While the portion estimated unredeemed is recognized as revenues over the expected customer redemption periods, rather than waiting until prepaid cards expire or when the likelihood of redemption becomes remote.

Revenue arrangements with multiple deliverables are divided into separate units of accounting based on the stand-alone selling price (“SSP”) of each separate unit. In instances where SSP is not directly observable, such as the Group does not have vendor-specific objective evidence or third-party evidence of the selling prices of the deliverables, considerations are allocated using estimated selling prices. Determining the SSP of each separate unit may require significant judgments, and significant assumptions and estimates have been made in estimating the relative selling price of each single-element.

Net Product Revenues (formerly known as Online Direct Sales)

The Group primarily sells electronics and home appliance products and general merchandise products through online direct sales. The Group recognizes the product revenues from the online direct sales on a gross basis as the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods. Revenues from the sales of electronics and home appliance products were RMB179,821,655, RMB236,268,621 and RMB280,059,089, and revenues from the sales of general merchandise products were RMB58,121,977,  RMB95,555,789 and RMB136,049,657, for the years ended December 31, 2016, 2017 and 2018, respectively. The Group's net product revenues were mainly generated by the JD Retail (formerly known as JD Mall) segment.

Net Service Revenues (formerly known as Services and Others)

The service revenues primarily consist of commission fees charged to third-party sellers for participating in the Group’s online marketplace, where the Group generally is acting as agent and its performance obligation is to arrange for the provision of the specified goods or services by those third-party sellers, is not responsible for fulfilling the promise to provide the specified goods or services, and does not have the ability to control the related shipping services when utilized by the third-party sellers.Upon successful sales, the Group will charge the third-party sellers a negotiated amount or a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of products, net of return allowance.

The Group also provides online marketing services to third-party sellers and suppliers on its various website channels and third-party marketing affiliate’s websites, including but not limited to advertising placements such as banners, links, logos and buttons, and pay for performance marketing services on which third-party sellers and suppliers are charged based on effective click on their products or service listings. The Group recognizes revenues from advertising placements ratably over the period during which the advertising services are provided or on the number of times that the advertisement has been displayed based on cost per thousand impressions, and recognizes revenues from pay for performance marketing services based on effective clicks. The Group did not enter into material advertising-for-advertising barter transactions.

The Group opened its fulfillment infrastructure by offering comprehensive supply chain solutions to third-party sellers on its online marketplace and business customers that do not sell products on its online marketplace through JD Logistics, primarily including warehousing, transportation, delivery and after–sales service. Revenues resulting from these services are recognized when the Group satisfies performance obligation by transferring services to customers, such as when goods are arrived at designated place, packages are delivered to the recipients, or based on the storage space and time.

The Group offered consumer financing to individual customers and supply chain financing to suppliers and merchants on the Group’s online marketplace through JD Digits before June 30, 2017. Revenues resulting from these financing services are recognized in accordance with the contractual terms, and were reflected in discontinued operation results as JD Digits was deconsolidated from the Group since June 30, 2017 as a result of the reorganization of JD Digits (Note 6).

The Group offers comprehensive customer services, primarily include 7*24 hours customer service to respond to customer post-sales requests, return and exchange service to facilitate customer’s return, exchange and repair of defective goods. These services are free of charge. The Group also provides return/exchange logistic service to the customers, of which the revenues recognized was not material for the periods presented.

Revenues from marketplace and advertising services were RMB17,074,605,  RMB25,390,981 and RMB33,531,862, respectively, which were mainly generated by the JD Retail segment. Revenues from logistics and other services were RMB3,271,710,  RMB5,116,363 and RMB12,379,151, for the years ended December 31, 2016, 2017 and 2018, respectively, which were mainly generated by the New Businesses segment.

Contract balances

z.Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional right to payment. The allowance for doubtful accounts and authorized credits is estimated based upon the Group’s assessment of various factors including historical experience, the age of the accounts receivable balances, current economic conditions and other factors that may affect the Group’s customers’ ability to pay. The balance of accounts receivable, net of allowance for doubtful accounts were RMB16,359,147 and RMB11,109,988 as of December 31, 2017 and 2018, respectively.

Unearned revenue consists of payments received or awards to customers related to unsatisfied performance obligations at the end of the period, included in current and non-current deferred revenues and advance from customers in the Group’s Consolidated Balance Sheets. As of December 31, 2017, the Group’s total unearned revenue was RMB16,471,175, of which RMB13,502,223 was recognized as revenue for the year ended December 31, 2018. The Group’s total unearned revenue was RMB15,461,245 as of December 31, 2018.

The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. These costs include certain partner sales incentive programs. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year which need to be recognized as assets.

Customer incentives and loyalty programs

aa.Customer incentives and loyalty programs

The Group provides two types of discounted coupons, referred to as D Coupons and J Coupons, for free to its customers to incentivize purchase.

•

D Coupons are given to a customer upon their current purchase or can be given for free to promote future purchases. This coupon requires the customer to make future purchase of a minimum value in order to enjoy the value provided by the coupon. The right to purchase discounted products in the future is not considered an element of an arrangement within the scope of the multiple-element arrangements guidance in ASC 606, as the right does not represent a significant and incremental discount to the customer. The Group assesses the significance of the discount by considering its percentage of the total future minimum purchase value, historical usage pattern by the customers and relative outstanding volume and monetary value of D Coupons compared to the other discounts offered by the Group. D Coupons are accounted for as a reduction of revenue on the future purchase.

•

J Coupons are given to a customer upon their qualified purchase or can be given for free to promote future purchases and is to be used on a future purchase, with no limitation as to the minimum value of the future purchase. Accordingly, the Group has determined that J Coupons awarded are considered an element of an arrangement within the scope of ASC 606, as the J Coupons represent a significant and incremental discount to the customer. Therefore, the delivered products and the J Coupons awarded are treated as separate unit of accounting. The selling price of the J Coupons awarded is generally determined by management’s best estimate of the selling price in the absence of both vendor specific objective evidence and third-party evidence. The amount allocated to the J Coupons is deferred and recognized when the J Coupons are redeemed or at the coupon’s expiration, whichever occurs first. J Coupons have an expiration of one year after issuance. For the years ended December 31, 2016, 2017 and 2018, the amount of expired J Coupons was not material.

Registered customers may also earn J Beans, which was launched in October 2013 based on certain activities performed on the Group’s website by the customers such as purchasing merchandise or reviewing their buying experiences. J Beans can be used as cash to buy any products sold by the Group, which will directly reduce the amount paid by the customer, or redeemed for D Coupons that can be used in certain shops on JD platform. The Group considers J Beans awarded from sales of products and reviewing buying experiences to be part of its revenue generating activities, and such arrangements are considered to have multiple elements. Therefore, the sales consideration is allocated to the products and J Beans based on the relative selling price of the products and J Beans awarded. Consideration allocated to the J Beans is initially recorded as deferred revenues, and recognized as revenues when the D Coupons for which the J Beans are redeemed, or when J Beans are used or expired. J Beans will expire at the subsequent year end after issuance. For the years ended December 31, 2016, 2017 and 2018, the amount of expired J Beans was not material.

Cost of revenues

bb.Cost of revenues

Cost of revenues consists  primarily of purchase price of products, inbound shipping charges, write-downs of inventory, traffic acquisition costs related to online marketing services, and cost related to logistics services provided to third parties. Shipping charges to receive products from the suppliers are included in the inventories, and recognized as cost of revenues upon sale of the products to the customers.

Rebates and subsidies

cc.Rebates and subsidies

The Group periodically receives considerations from certain vendors, representing rebates for products sold and subsidies for the sales of the vendors’ products over a period of time. The rebates are not sufficiently separable from the Group’s purchase of the vendors’ products and they do not represent a reimbursement of costs incurred by the Group to sell vendors’ products. The Group accounts for the rebates received from its vendors as a reduction to the prices it pays for the products purchased and therefore the Group records such amounts as a reduction of cost of revenues when recognized in the Consolidated Statements of Operations and Comprehensive Income/(Loss). Rebates are earned upon reaching minimum purchase thresholds for a specified period. When volume rebates can be reasonably estimated based on the Group’s past experiences and current forecasts, a portion of the rebates is recognized as the Group makes progress towards the purchase threshold. Subsidies are calculated based on the volume of products sold through the Group and are recorded as a reduction of cost of revenues when the sales have been completed and the amount is determinable.

Fulfillment

dd.Fulfillment

Fulfillment expenses consist primarily of (i) expenses incurred in operating the Group’s fulfillment centers, customer service centers and physical stores, including personnel cost and expenses attributable to buying, receiving, inspecting and warehousing inventories, picking, packaging, and preparing customer orders for shipment, processing payment and related transaction costs, (ii) expenses charged by third-party couriers for dispatching and delivering the Group’s products and (iii) rental expenses of leased warehouses, delivery and pickup stations, and physical stores. The cost related to logistics services provided to third parties are classified in cost of revenues in the Consolidated Statements of Operations and Comprehensive Income/(Loss). Shipping cost included in fulfillment costs amounted to RMB9,329,269,  RMB12,691,013 and RMB15,216,351 for the years ended December 31, 2016, 2017 and 2018, respectively.

Marketing

ee.Marketing

Marketing expenses consist primarily of advertising costs, public relations expenditures, and payroll and related expenses for employees involved in marketing and business development activities. The Group pays commissions to participants in the associates program when their customer referrals result in successful product sales and records such costs in marketing in the Consolidated Statements of Operations and Comprehensive Income/(Loss). The Group also participates in cooperative advertising arrangements with certain of the Group’s vendors and third-party sellers.

Advertising costs, which consist primarily of online advertising, offline television, movie and outdoor advertising, are expensed as incurred, and totaled RMB7,789,906,  RMB12,375,922 and RMB15,970,433 for the years ended December 31, 2016, 2017 and 2018, respectively.

Technology and content

ff.Technology and content

Technology and content expenses consist primarily of payroll and related expenses for research and development employees involved in designing, developing and maintaining technology platform, developing and posting content, and improving AI, big data and cloud technologies and services, and technology infrastructure costs. Technology infrastructure costs include servers and other equipment depreciation, bandwidth and data center costs, rent, utilities and other expenses necessary to support the Group’s internal and external business.  Technology and content expenses are expensed as incurred. Software development costs are recorded in “Technology and content” as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative

gg.General and administrative

General and administrative expenses consist primarily of payroll and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal and human relations; costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Share-based compensation

hh.Share-based compensation

The Company grants restricted share units (“RSUs”) and share options of the Company and its subsidiaries to eligible employees and non-employee consultants. The Group accounts for share-based awards issued to employees in accordance with ASC 718 Compensation – Stock Compensation. The Group early adopted ASU 2018-07, “Compensation-Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting” beginning July 1, 2018, before then, the Group accounted for share-based awards issued to non-employees in accordance with ASC 505-50 Equity-Based Payments to Non-Employees.

Employees’ share-based awards, non-employees’ share-based awards and the founder’s share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

The Group uses the binominal option-pricing model to estimate the fair value of stock options. The determination of estimated fair value of stock-based payment awards on the grant date is affected by the fair value of the Company’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of the Company over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and expected dividends, if any.

Determination of estimated fair value of the Company's subsidiaries before they were publicly listed requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to the Company's subsidiaries. The Company estimates the Company's subsidiaries' enterprise value for purposes of recording stock-based compensation, and the information considered by the Company mainly include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, discount rates, and liquidity factors.

The Group recognizes the estimated compensation cost of restricted share units based on the fair value of its ordinary shares on the date of the grant. The Group recognizes the compensation cost, net of estimated forfeitures, over a vesting term for service-based restricted share units.

The Group also recognizes the compensation cost of performance-based share awards, net of estimated forfeitures, if it is probable that the performance condition will be achieved at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Income tax

ii.Income tax

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Operations and Comprehensive Income/(Loss) in the period of change. Deferred tax assets and liabilities are classified as non-current in the Consolidated Balance Sheets.

The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2016, 2017 and 2018, the Group did not have any significant unrecognized uncertain tax positions.

Leases

jj.Leases

Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. Payments made under operating lease are charged to the Consolidated Statements of Operations and Comprehensive Income/(Loss) on a straight-line basis over the terms of underlying lease. The Group has no capital leases for any of the periods presented.

Comprehensive income/(loss)

kk.Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income/(loss) for the periods presented includes net loss, changes in unrealized gains/(losses) on available-for-sale debt securities, foreign currency translation adjustments, and share of change in other comprehensive income/(loss) of equity investees. Comprehensive income/(loss) also included changes in unrealized gains/(losses) on available-for-sale equity securities for the years ended December 31, 2016 and 2017, before the adoption of ASU 2016-01.

Net income/(loss) per share

ll.Net income/(loss) per share

Basic net income/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares, considering the net income attributable to mezzanine classified non-controlling interests shareholders, by the weighted average number of ordinary shares outstanding during the period. Diluted net income/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the allocation of net income related to the mezzanine classified non-controlling interests shareholders, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of unvested restricted shares, restricted share units and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting

mm.Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The Group's CODM is the Chief Executive Officer.

The Group’s principal operations are organized into two major business segments, the JD Retail segment and the New Businesses segment, which are defined based on the products and services provided. JD Retail represents core e- commerce business. New Businesses include O2O (deconsolidated since its merger with Dada Nexus Limited on April 26, 2016), technology initiatives, and overseas business as well as logistics services provided to third parties. JD Digits was included in New Businesses before June 30, 2017, which was deconsolidated from the Group since June 30, 2017 as a result of the reorganization of JD Digits (Note 6).

Statutory reserves

nn.Statutory reserves

The Company’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s consolidated VIEs and VIEs’ subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2016, 2017 and 2018, profit appropriation to statutory surplus fund for the Group's entities incorporated in the PRC was approximately RMB77,378,  RMB503,028 and RMB764,446 respectively. No appropriation to other reserve funds was made for any of the periods presented.

Recent accounting pronouncements

oo.Recent accounting pronouncements

Recently adopted accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers,” which supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In August 2015, the FASB deferred the effective date of the revenue recognition guidance to reporting periods beginning after December 15, 2017. The Group adopted the new revenue standard beginning January 1, 2018 using the modified retrospective transition method that increased retained earnings by approximately RMB256,994 rather than retrospectively adjusting prior periods. The Group began to recognize revenue from estimated unredeemed prepaid cards over the expected customer redemption periods, rather than waiting until prepaid cards expire or when the likelihood of redemption becomes remote.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”, which amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. The ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group applied this update by a cumulative-effect adjustment to the retained earnings as of the beginning of the fiscal year of adoption. After the adoption of this new accounting update in 2018, the Group measured long-term investments other than equity method investments at fair value through earnings, which could vary significantly quarter to quarter. For those investments without readily determinable fair values, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Changes in the basis of these investments were reported in current earnings. The Group adopted this ASU beginning January 1, 2018 and the impacts in its consolidated financial statements please refer to Note 5 and Note 7.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group adopted this ASU beginning January 1, 2018 with no material impact in its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of cash flows (Topic 230): restricted cash”, which requires entities to include restricted cash and restricted cash equivalents in the cash and cash equivalent balances in the statement of cash flows. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted. The Group adopted this ASU beginning January 1, 2018 on a retrospective basis, then cash, cash equivalents, and restricted cash presented in the Group’s Consolidated Statements of Cash Flows are equal to the sum of “cash and cash equivalents” and “restricted cash” in the Consolidated Balance Sheets. The table below presents the impacts of adoption of ASU 2016-18 to the Group’s Consolidated Statements of Cash Flows:

Year ended December 31, 2016	Previously reported	Adjustments	As Revised
	RMB	RMB	RMB

Net cash provided by operating activities	8,767,017	(526,646)	8,240,371
Net cash used in investing activities	(48,268,577)	2,787,142	(45,481,435)
Net cash provided by financing activities	40,699,471	—	40,699,471
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	709,916	16,546	726,462
Net increase in cash, cash equivalents, and restricted cash	1,907,827	2,277,042	4,184,869

Year ended December 31, 2017	Previously reported	Adjustments	As Revised
	RMB	RMB	RMB

Net cash provided by operating activities	24,821,273	2,035,454	26,856,727
Net cash used in investing activities	(37,498,092)	(2,317,199)	(39,815,291)
Net cash provided by financing activities	19,234,985	—	19,234,985
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(641,534)	—	(641,534)
Net increase in cash, cash equivalents, and restricted cash	5,916,632	(281,745)	5,634,887

In February 2017, the FASB issued ASU 2017-05, “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets”, which clarifies that ASC 610-20 applies to the derecognition of nonfinancial assets and in substance nonfinancial assets unless other specific guidance applies. As a result, it will not apply to the derecognition of businesses, nonprofit activities, or financial assets (including equity method investments), or to revenue transactions (contracts with customers). The new guidance also clarifies that an in substance nonfinancial asset is an asset or group of assets for which substantially all of the fair value consists of nonfinancial assets and the group or subsidiary is not a business. The new guidance will also impact the accounting for partial sales of nonfinancial assets (including in substance real estate).When an entity transfers its controlling interest in a nonfinancial asset, but retains a non-controlling ownership interest, the entity will measure the retained interest at fair value. This is similar to the guidance on the sale of controlling interests in businesses. This will result in full gain/loss recognition upon the sale of a controlling interest in a nonfinancial asset. Current guidance generally prohibits gain recognition on the retained interest. The ASU will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Public entities may apply the guidance earlier but only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group adopted this ASU beginning January 1, 2018 with no material impact in its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, “Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting”, which amends the scope of modification accounting for share-based payment arrangements, provides guidance on the types of changes to the terms or conditions of share-based payment awards to which the Group would be required to apply modification accounting under ASC 718. The ASU is effective for annual reporting periods beginning after December 15, 2017 with early adoption permitted. The Group adopted this ASU beginning January 1, 2018 with no material impact in its consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, “Compensation—Stock Compensation (Topic 718)”, which simplifies the accounting for non-employee share-based payment transactions by expanding the scope of ASC Topic 718, Compensation - Stock Compensation, to include share-based payment transactions for acquiring goods and services from non-employees. Under the new standard, most of the guidance on stock compensation payments to non-employees would be aligned with the requirements for share-based payments granted to employees. This standard is effective for annual reporting periods beginning after December 15, 2018, including interim reporting periods within those annual reporting periods, with early adoption permitted. The Group early adopted this ASU beginning July 1, 2018 with no material impact in its consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”, which introduces a new standard related to leases to increase transparency and comparability among organizations by requiring the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. Most prominent among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases under current U.S. GAAP. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The ASU will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. In July 2018, the FASB issued ASU 2018-11, and provided another transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Group adopted the new lease standard beginning January 1, 2019 using the optional transition method through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedients. During 2018, the Group has performed a detailed assessment of the impact of the new lease standard. The adoption of this standard has a material impact in the Group’s Consolidated Balance Sheets, but the impact in the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss) is negligible based on the lease portfolio as of December 31, 2018. Adoption of the standard resulted in recognition of additional ROU assets and lease liabilities by approximately RMB7 billion and RMB7 billion as of January 1, 2019, respectively.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326)”, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is currently evaluating the impact that the standard will have in its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, the guidance removes step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of goodwill which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is currently evaluating the impact of adopting this standard in its consolidated financial statements.